UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Vincent P. Corti
Capital Income Builder
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

January 31, 2012
unaudited

Common stocks — 71.76%	Shares	Value (000)

CONSUMER STAPLES — 14.43%
Philip Morris International Inc.	36,480,800	$2,727,669
Altria Group, Inc.	67,943,100	1,929,584
Kraft Foods Inc., Class A	28,614,500	1,095,935
Lorillard, Inc.	5,718,500	614,110
British American Tobacco PLC	13,002,897	597,692
PepsiCo, Inc.	8,828,900	579,794
ConAgra Foods, Inc.	19,552,400	521,463
Diageo PLC	22,686,300	501,202
Nestlé SA	7,980,000	457,300
Reynolds American Inc.	10,814,000	424,233
Wesfarmers Ltd.	8,326,573	267,849
Kimberly-Clark Corp.	3,000,000	214,680
Imperial Tobacco Group PLC	5,221,396	186,773
Coca-Cola Co.	2,649,400	178,914
Kellogg Co.	2,136,000	105,775
H.J. Heinz Co.	2,000,000	103,700
Sara Lee Corp.	3,956,911	75,775
Tesco PLC	10,950,000	55,147
Koninklijke Ahold NV	2,975,000	39,420
Philip Morris CR as	42,500	25,686
Orior AG	230,000	11,744
Axfood AB	273,609	9,975
		10,724,420

TELECOMMUNICATION SERVICES — 10.48%
AT&T Inc.	50,902,230	1,497,035
Verizon Communications Inc.	32,207,200	1,212,923
Singapore Telecommunications Ltd.	343,931,500	847,627
Koninklijke KPN NV1	74,362,402	815,120
Vodafone Group PLC	216,920,000	583,833
BCE Inc. (CAD denominated)	10,923,000	445,330
BCE Inc.	700,000	28,560
CenturyLink, Inc.	9,667,496	357,987
OJSC Mobile TeleSystems (ADR)	13,720,196	229,950
Elisa Oyj, Class A1	10,477,450	220,377
Türk Telekomünikasyon AS, Class D	40,882,000	182,685
Telefónica Czech Republic, AS	8,040,000	160,310
Belgacom SA	5,030,800	157,044
América Móvil, SAB de CV, Series L (ADR)	5,930,000	137,635
TeliaSonera AB	19,901,277	132,383
DiGi.Com Bhd.	100,020,000	130,204
Turkcell Iletisim Hizmetleri AS2	24,208,181	124,253
France Télécom SA	8,055,000	120,799
Advanced Info Service PCL	24,369,600	118,991
KT Corp. (ADR)	4,015,000	59,783
KT Corp.	962,000	28,603
Philippine Long Distance Telephone Co.	1,384,525	88,331
Bezeq — The Israel Telecommunication Corp. Ltd.	34,700,000	60,187
Hutchison Telecommunications Hong Kong Holdings Ltd.	98,540,000	40,278
Telefónica, SA	392,000	6,835
Portugal Telecom, SGPS, SA	342,000	1,700
		7,788,763

UTILITIES — 8.89%
SSE PLC1	60,513,600	1,166,220
National Grid PLC	91,152,412	907,792
GDF SUEZ	23,025,003	624,946
Dominion Resources, Inc.	11,636,980	582,314
FirstEnergy Corp.	11,019,000	465,222
Southern Co.	7,500,000	341,700
Power Assets Holdings Ltd.	44,865,000	323,675
Exelon Corp.	6,170,000	245,443
Progress Energy, Inc.	4,260,000	231,446
Public Service Enterprise Group Inc.	6,027,600	182,877
Duke Energy Corp.	7,500,000	159,825
CEZ, a s	3,931,000	158,791
Xcel Energy Inc.	5,516,000	146,726
DTE Energy Co.	2,750,000	146,328
Ratchaburi Electricity Generating Holding PCL1	94,250,000	134,099
PG&E Corp.	3,282,932	133,484
NextEra Energy, Inc.	2,000,000	119,700
SUEZ Environnement Co.	9,138,933	116,984
Electricity Generating PCL1	32,760,528	96,931
International Power PLC	17,450,000	92,227
Consolidated Edison, Inc.	900,000	53,064
Entergy Corp.	752,500	52,208
NiSource Inc.	2,289,307	52,036
Pinnacle West Capital Corp.	738,200	34,887
PPL Corp.	1,000,000	27,790
Ameren Corp.	429,120	13,577
		6,610,292

FINANCIALS — 8.61%
HCP, Inc.	11,320,500	475,801
Westfield Group	51,910,473	468,441
Link Real Estate Investment Trust1	117,175,000	426,830
HSBC Holdings PLC (Hong Kong)	30,429,012	255,429
HSBC Holdings PLC (United Kingdom)	9,731,535	81,229
Sampo Oyj, Class A	10,374,801	273,315
Digital Realty Trust, Inc.	3,594,855	254,731
Bank of China Ltd., Class H	567,355,400	243,613
Westpac Banking Corp.	10,176,077	228,493
China Construction Bank Corp., Class H	265,525,360	212,618
Fidelity National Financial, Inc.1	11,279,900	205,181
Bank of Nova Scotia	3,847,200	197,712
Banco Santander (Brasil) SA, units	10,669,400	98,926
Banco Santander (Brasil) SA, units (ADR)	9,378,975	85,536
Industrial and Commercial Bank of China Ltd., Class H	263,168,260	184,262
Royal Bank of Canada	3,484,511	181,993
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	152,089
CapitaMall Trust, units	110,291,592	149,937
CapitaCommercial Trust1	159,709,300	136,493
Ascendas Real Estate Investment Trust	89,230,000	132,301
BNP Paribas SA	3,120,391	132,122
Itaú Unibanco Holding SA, preferred nominative	6,290,000	126,434
Hudson City Bancorp, Inc.	18,245,000	122,789
Banco Bradesco SA, preferred nominative	6,019,276	108,176
Wells Fargo & Co.	3,700,000	108,077
Arthur J. Gallagher & Co.	2,749,089	91,655
Credit Suisse Group AG	3,458,000	89,709
JPMorgan Chase & Co.	2,283,000	85,156
Deutsche Bank AG	1,951,248	82,657
Weingarten Realty Investors	3,284,750	79,721
Prudential PLC	6,971,996	76,960
Banco Bilbao Vizcaya Argentaria, SA	8,514,375	74,330
Hang Seng Bank Ltd.	5,613,600	72,456
Mapletree Industrial Trust	74,723,000	66,534
Frasers Centrepoint Trust1	47,864,000	54,605
Astoria Financial Corp.1	6,405,000	53,354
Starwood Property Trust, Inc.	2,675,000	52,698
United Bankshares, Inc.	1,775,000	49,540
Old Republic International Corp.	5,000,000	49,400
Sunway Real Estate Investment Trust	112,985,100	47,913
Equity Residential, shares of beneficial interest	750,500	44,692
CapitaRetail China Trust1	43,545,000	42,581
Champion Real Estate Investment Trust	92,611,638	36,661
Cache Logistics Trust1	41,000,000	32,106
Unibail-Rodamco SE, non-registered shares	150,000	28,803
Westfield Retail Trust, units	10,199,334	27,395
K-REIT Asia	35,634,700	24,931
Ascott Residence Trust	28,207,000	22,201
CDL Hospitality Trusts	9,978,500	14,081
Colony Financial, Inc.	750,000	12,720
Parkway Life Real Estate Investment Trust	8,300,000	11,712
Bank of New York Mellon Corp.	530,000	10,669
Société Générale	376,945	10,041
New York Community Bancorp, Inc.	465,246	5,904
Fannie Mae2	12,458,206	2,722
Freddie Mac2	5,300,000	1,193
		6,397,628

HEALTH CARE — 6.33%
Novartis AG	24,281,000	1,313,627
Abbott Laboratories	20,890,000	1,131,194
GlaxoSmithKline PLC	23,472,000	521,519
Bristol-Myers Squibb Co.	13,314,300	429,253
Merck & Co., Inc.	8,079,807	309,133
Pfizer Inc	9,284,000	198,678
Johnson & Johnson	3,000,000	197,730
Sonic Healthcare Ltd.	14,481,270	172,651
Bayer AG	2,181,000	152,742
Roche Holding AG	845,000	143,021
Orion Oyj, Class B	6,240,600	121,139
Oriola-KD Oyj, Class B	4,205,677	10,892
		4,701,579

ENERGY — 6.06%
Royal Dutch Shell PLC, Class B	36,646,889	1,333,116
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	242,479
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	196,597
ConocoPhillips	14,223,048	970,154
Eni SpA	14,565,000	321,975
BP PLC	42,605,000	316,114
Enbridge Inc.	7,277,607	273,845
Sasol Ltd.	4,333,670	221,086
TOTAL SA	2,634,000	139,211
TOTAL SA (ADR)	600,000	31,782
Husky Energy Inc.	6,445,000	157,413
Türkiye Petrol Rafinerileri AS	4,712,447	107,411
Statoil ASA	3,500,532	87,767
Spectra Energy Corp	2,783,220	87,644
Woodside Petroleum Ltd.	470,230	17,078
		4,503,672

INDUSTRIALS — 4.10%
Lockheed Martin Corp.	6,303,500	518,904
Sydney Airport1	101,375,073	287,358
Hutchison Port Holdings Trust3	233,532,000	175,149
Hutchison Port Holdings Trust	90,287,000	67,715
Waste Management, Inc.	6,900,700	239,868
Singapore Technologies Engineering Ltd	91,974,000	215,704
Brambles Ltd.	25,551,445	197,211
Legrand SA	4,600,000	158,669
R.R. Donnelley & Sons Co.1	12,206,957	138,671
Watsco, Inc.	1,585,000	109,318
Hays PLC1	89,975,129	101,162
Siemens AG	1,000,000	94,363
BAE Systems PLC	18,000,000	87,306
SMRT Corp. Ltd.	51,160,000	70,770
FirstGroup PLC	14,402,448	70,356
Hopewell Highway Infrastructure Ltd.	126,218,430	69,169
Emerson Electric Co.	1,280,000	65,766
Securitas AB, Class B	5,873,565	55,131
Jardine Matheson Holdings Ltd.	958,800	49,666
SATS Ltd.	24,526,000	44,651
Uponor Oyj	3,654,768	37,384
Geberit AG	171,319	35,381
BELIMO Holding AG	18,215	34,610
IMI PLC	2,125,000	28,580
SIA Engineering Co. Ltd.	8,617,000	23,772
United Technologies Corp.	242,000	18,961
AB SKF, Class B	764,394	18,035
Steelcase Inc., Class A	1,867,000	16,262
Interserve PLC	1,902,995	8,711
Singapore Post Private Ltd.	7,910,000	6,131
Pitney Bowes Inc.	47,700	905
		3,045,639

CONSUMER DISCRETIONARY — 3.51%
Home Depot, Inc.	11,083,900	492,014
McDonald’s Corp.	3,901,000	386,394
Darden Restaurants, Inc.1	6,654,000	305,219
Time Warner Cable Inc.	3,293,100	242,767
British Sky Broadcasting Group PLC	16,674,000	181,297
OPAP SA	15,213,781	156,019
William Hill PLC1	39,536,488	139,992
Greene King PLC1	14,073,299	109,132
Kingfisher PLC	18,845,000	75,932
Genuine Parts Co.	1,160,000	73,985
Daimler AG	1,215,400	67,161
TUI Travel PLC	17,924,755	54,034
Intercontinental Hotels Group PLC	2,412,352	49,114
Leggett & Platt, Inc.	2,180,000	46,783
Halfords Group PLC	8,399,000	42,220
Stella International Holdings Ltd.	17,580,500	40,351
Ekornes ASA1	1,990,851	38,684
Bijou Brigitte modische Accessoires AG	233,795	21,713
Headlam Group PLC	3,808,547	16,557
Marks and Spencer Group PLC	2,880,000	14,831
Kesa Electricals PLC	13,430,200	14,264
TAKKT AG	1,023,877	14,089
Aristocrat Leisure Ltd.	3,791,027	9,981
Home Retail Group PLC	5,701,210	9,649
Thomas Cook Group PLC	15,225,236	3,239
Esprit Holdings Ltd.	1,725,000	2,545
		2,607,966

INFORMATION TECHNOLOGY — 3.20%
HTC Corp.	18,151,973	297,855
MediaTek Inc.	28,005,774	267,398
Delta Electronics, Inc.	95,321,233	246,458
Quanta Computer Inc.	105,072,190	224,438
Maxim Integrated Products, Inc.	8,290,700	222,522
Siliconware Precision Industries Co., Ltd.1	173,970,300	199,915
Compal Electronics, Inc.	142,220,715	159,585
Analog Devices, Inc.	3,451,200	135,045
VTech Holdings Ltd.1	12,617,200	131,536
Paychex, Inc.	4,000,000	126,000
Xilinx, Inc.	2,589,100	92,819
Playtech Ltd.	10,202,254	48,110
Playtech Ltd.3	2,300,000	10,846
Taiwan Semiconductor Manufacturing Co. Ltd.	20,385,000	54,084
Neopost SA	691,459	48,841
Kingboard Laminates Holdings Ltd.	68,864,500	36,851
Redecard SA, ordinary nominative	2,001,400	36,083
Canon, Inc.	761,800	32,883
Oakton Ltd.	4,563,514	5,790
		2,377,059

MATERIALS — 2.09%
Amcor Ltd.	42,943,530	320,961
CRH PLC	11,874,148	235,154
RPM International, Inc.1	8,340,000	208,750
Koninklijke DSM NV	3,271,000	167,829
E.I. du Pont de Nemours and Co.	3,000,000	152,670
Israel Chemicals Ltd.	13,793,383	144,505
Fletcher Building Ltd.	21,176,596	113,999
Formosa Plastics Corp.	32,990,000	96,113
Formosa Chemicals & Fibre Corp.	17,970,000	51,625
Akzo Nobel NV	600,000	31,213
Rautaruukki Oyj	1,431,029	15,723
Symrise AG	385,000	10,966
voestalpine AG	183,000	6,000
China Steel Corp.	1,393,930	1,380
		1,556,888

MISCELLANEOUS — 4.06%
Other common stocks in initial period of acquisition		3,018,353

Total common stocks (cost: $49,979,402,000)		53,332,259

Preferred stocks — 0.08%	Shares

FINANCIALS — 0.04%
Public Storage, Inc., Series F, 6.45%	1,000,000	25,230
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,413
		30,643

UTILITIES — 0.03%
Southern Co. 5.625%	800,000	20,475

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
CoBank, ACB, Class E, noncumulative2,3	13,000	8,361

INDUSTRIALS — 0.00%
General Electric Co. PINES 5.50%	76,200	1,937

Total preferred stocks (cost: $64,746,000)		61,416

	Shares or
Convertible securities — 0.20%	principal amount

UTILITIES — 0.11%
PPL Corp. 9.50% convertible preferred 2013, units	1,495,000	81,029

CONSUMER DISCRETIONARY — 0.03%
TUI Travel PLC 4.90% convertible notes 2017	£4,100,000	5,702
TUI Travel PLC 6.00% convertible notes 2014	£9,200,000	13,961
		19,663

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	16,946

INDUSTRIALS — 0.02%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	11,337

FINANCIALS — 0.00%
Fannie Mae 5.375% convertible preferred 20322	240	1,020
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred2	76,628	762
		1,782

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		16,586

Total convertible securities (cost: $240,292,000)		147,343

	Principal amount	Value
Bonds & notes — 24.16%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 8.56%
Fannie Mae 4.89% 2012	$25,000	$25,164
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	30,197
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	3,538	3,817
Fannie Mae 5.00% 2018	2,839	3,057
Fannie Mae 4.50% 2019	8,017	8,583
Fannie Mae 5.50% 2019	1,154	1,253
Fannie Mae 4.50% 2020	3,451	3,696
Fannie Mae 5.50% 2020	2,893	3,150
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	14,557	15,412
Fannie Mae 6.00% 2021	3,168	3,416
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	9,109	9,355
Fannie Mae 5.00% 2023	5,165	5,580
Fannie Mae 4.00% 2024	52,484	55,661
Fannie Mae 4.00% 2024	27,959	29,651
Fannie Mae 4.00% 2024	14,755	15,640
Fannie Mae 4.50% 2024	35,951	38,464
Fannie Mae 4.50% 2024	12,827	13,724
Fannie Mae 4.50% 2024	8,131	8,699
Fannie Mae 6.00% 2024	8,329	9,231
Fannie Mae 6.00% 2024	71	76
Fannie Mae 3.50% 2025	21,644	22,803
Fannie Mae 3.50% 2025	18,891	19,903
Fannie Mae 3.50% 2025	8,917	9,394
Fannie Mae 3.50% 2025	8,355	8,802
Fannie Mae 3.50% 2025	1,744	1,838
Fannie Mae 3.50% 2026	65,419	68,921
Fannie Mae 6.00% 2026	32,306	35,804
Fannie Mae 6.00% 2026	3,777	4,170
Fannie Mae 3.00% 2027	596,651	622,102
Fannie Mae 3.00% 2027	101,700	105,736
Fannie Mae 3.00% 2027	75,000	78,337
Fannie Mae 3.50% 2027	90,765	95,332
Fannie Mae 6.00% 2027	65,404	72,200
Fannie Mae 6.00% 2028	2,497	2,757
Fannie Mae 6.00% 2028	1,774	1,952
Fannie Mae 6.00% 2028	1,424	1,572
Fannie Mae 6.00% 2028	1,394	1,538
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,495	1,696
Fannie Mae 5.50% 2033	1,860	2,030
Fannie Mae 5.00% 2035	102,903	111,246
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	8,388	9,528
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,482	8,143
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,788	5,553
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,320	1,270
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,200	1,105
Fannie Mae, Series 2006-65, Class PF, 0.556% 20365	8,121	8,101
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	13,000	14,452
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	41,126	46,887
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	34,980	39,276
Fannie Mae 6.00% 2036	28,160	31,144
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	26,774	30,139
Fannie Mae 6.00% 2036	21,492	23,769
Fannie Mae 6.00% 2036	15,211	16,785
Fannie Mae 6.00% 2036	12,784	14,138
Fannie Mae 6.00% 2036	5,911	6,538
Fannie Mae 6.50% 2036	753	854
Fannie Mae 7.00% 2036	993	1,112
Fannie Mae 7.50% 2036	548	622
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	50,970	57,651
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	37,315	41,833
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,987	12,194
Fannie Mae 5.50% 2037	3,316	3,611
Fannie Mae 5.50% 2037	1,933	2,110
Fannie Mae 6.00% 2037	16,514	18,135
Fannie Mae 6.00% 2037	10,054	11,093
Fannie Mae 6.00% 2037	5,663	6,233
Fannie Mae 6.50% 2037	13,644	15,241
Fannie Mae 6.50% 2037	2,061	2,318
Fannie Mae 6.50% 2037	1,513	1,690
Fannie Mae 6.50% 2037	1,347	1,505
Fannie Mae 6.50% 2037	626	700
Fannie Mae 7.00% 2037	19,527	21,896
Fannie Mae 7.00% 2037	954	1,068
Fannie Mae 7.50% 2037	2,945	3,340
Fannie Mae 7.50% 2037	753	854
Fannie Mae 7.50% 2037	560	643
Fannie Mae 7.50% 2037	478	542
Fannie Mae 7.50% 2037	168	191
Fannie Mae 5.124% 20385	8,911	9,648
Fannie Mae 5.339% 20385	9,211	9,818
Fannie Mae 5.445% 20385	981	1,056
Fannie Mae 5.50% 2038	18,791	20,520
Fannie Mae 5.50% 2038	14,487	15,820
Fannie Mae 5.50% 2038	11,113	12,135
Fannie Mae 5.50% 2038	7,376	8,055
Fannie Mae 5.50% 2038	5,680	6,186
Fannie Mae 5.50% 2038	3,273	3,574
Fannie Mae 5.50% 2038	2,810	3,060
Fannie Mae 5.50% 2038	2,329	2,536
Fannie Mae 6.00% 2038	110,114	121,188
Fannie Mae 6.00% 2038	54,405	60,065
Fannie Mae 6.00% 2038	32,255	35,420
Fannie Mae 6.00% 2038	10,398	11,444
Fannie Mae 6.00% 2038	8,292	9,127
Fannie Mae 6.00% 2038	5,483	6,035
Fannie Mae 6.00% 2038	4,441	4,886
Fannie Mae 6.00% 2038	1,818	2,001
Fannie Mae 6.00% 2038	1,235	1,359
Fannie Mae 7.00% 2038	531	594
Fannie Mae 3.536% 20395	10,305	10,729
Fannie Mae 3.589% 20395	7,844	8,167
Fannie Mae 3.62% 20395	10,206	10,676
Fannie Mae 3.681% 20395	3,093	3,260
Fannie Mae 3.735% 20395	4,927	5,167
Fannie Mae 3.772% 20395	9,047	9,521
Fannie Mae 3.796% 20395	5,681	5,980
Fannie Mae 3.819% 20395	5,371	5,629
Fannie Mae 3.872% 20395	8,540	8,952
Fannie Mae 3.884% 20395	2,312	2,419
Fannie Mae 3.944% 20395	5,245	5,475
Fannie Mae 3.949% 20395	1,782	1,868
Fannie Mae 5.50% 2039	29,741	32,389
Fannie Mae 5.50% 2039	2,404	2,623
Fannie Mae 6.00% 2039	71,581	78,781
Fannie Mae 6.00% 2039	27,436	30,128
Fannie Mae 6.00% 2039	15,902	17,502
Fannie Mae 6.00% 2039	1,532	1,686
Fannie Mae 6.50% 2039	5,099	5,737
Fannie Mae 4.00% 2040	6,700	7,091
Fannie Mae 4.50% 2040	3,100	3,369
Fannie Mae 4.50% 2040	2,164	2,344
Fannie Mae 4.50% 2040	2,053	2,223
Fannie Mae 4.50% 2040	1,949	2,118
Fannie Mae 4.50% 2040	1,801	1,957
Fannie Mae 4.50% 2040	1,671	1,810
Fannie Mae 4.50% 2040	1,394	1,510
Fannie Mae 4.50% 2040	1,245	1,353
Fannie Mae 4.50% 2040	995	1,082
Fannie Mae 4.50% 2040	997	1,080
Fannie Mae 4.50% 2040	626	678
Fannie Mae 4.50% 2040	573	620
Fannie Mae 4.50% 2040	187	202
Fannie Mae 4.50% 2040	132	143
Fannie Mae 5.00% 2040	17,088	18,753
Fannie Mae 5.00% 2040	6,053	6,644
Fannie Mae 5.00% 2040	3,956	4,342
Fannie Mae 6.00% 2040	53,774	59,273
Fannie Mae 6.00% 2040	18,536	20,400
Fannie Mae 6.00% 2040	1,095	1,205
Fannie Mae 3.50% 2041	9,159	9,538
Fannie Mae 3.745% 20415	9,783	10,275
Fannie Mae 4.00% 2041	62,288	66,411
Fannie Mae 4.00% 2041	38,227	40,703
Fannie Mae 4.00% 2041	23,632	25,018
Fannie Mae 4.00% 2041	17,407	18,428
Fannie Mae 4.00% 2041	14,066	14,891
Fannie Mae 4.00% 2041	10,361	11,047
Fannie Mae 4.00% 2041	7,927	8,392
Fannie Mae 4.00% 2041	7,374	7,807
Fannie Mae 4.00% 2041	6,693	7,136
Fannie Mae 4.00% 2041	6,324	6,695
Fannie Mae 4.00% 2041	5,711	6,045
Fannie Mae 4.50% 2041	35,047	37,963
Fannie Mae 4.50% 2041	28,915	30,941
Fannie Mae 4.50% 2041	27,100	29,352
Fannie Mae 4.50% 2041	26,421	28,617
Fannie Mae 4.50% 2041	23,648	25,613
Fannie Mae 4.50% 2041	11,940	12,933
Fannie Mae 4.50% 2041	11,856	12,885
Fannie Mae 4.50% 2041	10,042	10,938
Fannie Mae 4.50% 2041	9,330	10,105
Fannie Mae 4.50% 2041	8,936	9,562
Fannie Mae 4.50% 2041	7,759	8,404
Fannie Mae 4.50% 2041	4,438	4,823
Fannie Mae 4.50% 2041	3,209	3,476
Fannie Mae 4.50% 2041	2,427	2,638
Fannie Mae 4.50% 2041	2,322	2,515
Fannie Mae 4.50% 2041	1,710	1,852
Fannie Mae 4.50% 2041	441	478
Fannie Mae 4.50% 2041	304	330
Fannie Mae 5.00% 2041	20,899	22,940
Fannie Mae 5.00% 2041	16,743	18,377
Fannie Mae 5.00% 2041	12,885	14,142
Fannie Mae 5.00% 2041	11,031	12,108
Fannie Mae 5.00% 2041	8,439	9,262
Fannie Mae 5.00% 2041	7,093	7,785
Fannie Mae 5.00% 2041	6,459	7,105
Fannie Mae 5.00% 2041	6,312	6,928
Fannie Mae 5.00% 2041	6,088	6,696
Fannie Mae 5.00% 2041	5,188	5,707
Fannie Mae 5.00% 2041	4,967	5,464
Fannie Mae 5.00% 2041	4,736	5,210
Fannie Mae 5.00% 2041	4,247	4,661
Fannie Mae 5.00% 2041	2,042	2,241
Fannie Mae 5.50% 2041	8,439	9,190
Fannie Mae 5.50% 2041	1,150	1,252
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	210	238
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	179	214
Fannie Mae 3.50% 2042	149,410	155,270
Fannie Mae 4.00% 2042	141,380	149,465
Fannie Mae 4.00% 2042	35,425	37,492
Fannie Mae 4.00% 2042	9,624	10,189
Fannie Mae 4.50% 2042	211,043	225,552
Fannie Mae 5.00% 2042	52,420	56,597
Fannie Mae 5.50% 2042	96,580	105,091
Fannie Mae 6.00% 2042	215,743	237,115
Fannie Mae 7.00% 2047	1,248	1,372
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,804
Freddie Mac 5.50% 2019	3,763	4,084
Freddie Mac, Series 2642, Class BL, 3.50% 2023	3,444	3,572
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,769	1,819
Freddie Mac 5.50% 2023	6,819	7,388
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,796	2,004
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	2,860	2,734
Freddie Mac 6.00% 2026	9,888	10,894
Freddie Mac 6.00% 2026	7,914	8,719
Freddie Mac 5.50% 2027	17,046	18,522
Freddie Mac 6.50% 2027	10,096	11,303
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,298	3,734
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,114	6,932
Freddie Mac 6.50% 2032	1,697	1,915
Freddie Mac, Series 3061, Class PN, 5.50% 2035	13,415	15,012
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	14,138	13,490
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	8,249	7,881
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,309	3,087
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,248	3,016
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,900	2,705
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,804	1,657
Freddie Mac, Series 3156, Class NG, 6.00% 2036	32,358	36,543
Freddie Mac, Series 3286, Class JN, 5.50% 2037	21,300	23,409
Freddie Mac 5.661% 20375	6,200	6,608
Freddie Mac, Series 3271, Class OA, 6.00% 2037	21,017	23,853
Freddie Mac 6.00% 2037	4,361	4,790
Freddie Mac 6.00% 2037	429	472
Freddie Mac 6.00% 2037	98	108
Freddie Mac 6.00% 2037	10	11
Freddie Mac 5.00% 2038	8,504	9,223
Freddie Mac 5.00% 2038	1,948	2,113
Freddie Mac 5.00% 2038	1,920	2,083
Freddie Mac 5.00% 2038	1,488	1,623
Freddie Mac 5.00% 2038	38	41
Freddie Mac 5.04% 20385	5,587	6,009
Freddie Mac 5.482% 20385	5,084	5,420
Freddie Mac 5.50% 2038	87,749	95,274
Freddie Mac 5.50% 2038	87,547	95,055
Freddie Mac 5.50% 2038	32,278	35,057
Freddie Mac 5.50% 2038	24,092	26,158
Freddie Mac 5.50% 2038	967	1,050
Freddie Mac 5.50% 2038	314	341
Freddie Mac 6.00% 2038	8,557	9,399
Freddie Mac 6.00% 2038	3,983	4,374
Freddie Mac 6.00% 2038	3,607	3,983
Freddie Mac 6.00% 2038	1,187	1,303
Freddie Mac 6.00% 2038	461	506
Freddie Mac 3.555% 20395	2,928	3,076
Freddie Mac 5.00% 2039	54,835	59,033
Freddie Mac 5.50% 2039	142,238	154,482
Freddie Mac 5.50% 2039	9,661	10,490
Freddie Mac 5.00% 2040	8,067	8,686
Freddie Mac 5.50% 2040	21,849	23,729
Freddie Mac 6.00% 2040	4,748	5,215
Freddie Mac 6.00% 2040	972	1,068
Freddie Mac 5.00% 2041	16,600	18,197
Freddie Mac 5.00% 2041	15,744	17,259
Freddie Mac 5.00% 2041	4,790	5,251
Freddie Mac 5.00% 2041	4,378	4,799
Freddie Mac 5.00% 2041	4,076	4,468
Freddie Mac 5.00% 2041	3,194	3,501
Freddie Mac 5.00% 2041	2,999	3,288
Freddie Mac 5.00% 2041	2,934	3,217
Freddie Mac 5.00% 2041	2,221	2,434
Freddie Mac 5.00% 2041	985	1,063
Freddie Mac 5.50% 2041	48,543	52,722
Freddie Mac 5.50% 2042	62,730	68,023
Freddie Mac 6.50% 2047	2,243	2,458
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.158% 20353,5	5,050	5,059
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,392
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,773	2,786
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20425	14,840	15,767
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.456% 20435	7,200	7,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20445	15,000	16,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20455	60,508	68,997
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	11,255	11,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	17,400	18,429
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	9,241	9,371
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	20,878	22,178
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.93% 20495	9,597	10,811
Government National Mortgage Assn. 6.00% 2033	2,073	2,343
Government National Mortgage Assn. 5.50% 2034	5,949	6,670
Government National Mortgage Assn. 5.50% 2034	3,527	3,955
Government National Mortgage Assn. 6.00% 2034	3,587	4,055
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	6,211	5,689
Government National Mortgage Assn. 5.50% 2035	4,161	4,666
Government National Mortgage Assn. 5.50% 2036	2,616	2,930
Government National Mortgage Assn. 6.00% 2036	1,670	1,886
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	6,116	5,850
Government National Mortgage Assn. 4.50% 2037	11,489	12,601
Government National Mortgage Assn. 6.00% 2037	6,675	7,534
Government National Mortgage Assn. 5.50% 2039	6,392	7,136
Government National Mortgage Assn. 5.50% 2039	976	1,088
Government National Mortgage Assn. 6.00% 2039	11,152	12,552
Government National Mortgage Assn. 6.50% 2039	3,277	3,759
Government National Mortgage Assn. 3.50% 2040	789	832
Government National Mortgage Assn. 4.50% 2040	9,748	10,660
Government National Mortgage Assn. 4.50% 2040	5,805	6,348
Government National Mortgage Assn. 4.50% 2040	2,209	2,417
Government National Mortgage Assn. 5.00% 2040	3,953	4,365
Government National Mortgage Assn. 5.00% 2040	3,455	3,815
Government National Mortgage Assn. 5.00% 2040	581	642
Government National Mortgage Assn. 5.00% 2040	103	114
Government National Mortgage Assn. 6.50% 2041	3,986	4,572
Government National Mortgage Assn. 3.50% 2042	30,500	32,054
Government National Mortgage Assn. 5.816% 2058	13,409	14,718
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,498	1,664
Government National Mortgage Assn. 6.172% 2058	1,606	1,726
Government National Mortgage Assn. 6.205% 2058	4,502	5,029
Government National Mortgage Assn. 6.22% 2058	2,583	2,812
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	467	498
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	275	296
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	372	388
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	8,420	8,409
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,015	1,016
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20385	13,592	13,851
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	35,812
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.594% 20395	14,370	15,206
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.987% 20395	25,290	27,209
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	21,659	22,471
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,763	2,782
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	38,142	41,156
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.079% 20385	14,395	16,387
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,117
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	27,000	28,267
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,741
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	15,000	16,087
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	53,226
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	3,264	3,261
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20455	21,700	21,883
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.893% 20455	4,955	5,172
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,642
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.843% (undated)5	5,000	5,504
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,981	2,977
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.444% 20445	30,000	33,664
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,595	3,647
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20425	14,779	15,001
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.899% 20425	20,105	20,830
Bank of America 5.50% 20123	30,000	30,281
Northern Rock PLC 5.625% 20173	20,000	21,535
Northern Rock PLC 5.625% 2017	6,000	6,460
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	25,000	27,663
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	8,587	8,764
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.486% 20455	17,000	17,335
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	24,501	26,023
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	8,000	8,404
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	15,000	15,463
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	15,937	16,740
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	15,000	16,122
HBOS Treasury Services PLC 5.25% 20173	14,000	14,911
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	2,638	2,641
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	7,183
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,700	8,819
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,285	6,110
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,662
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,5	4,975	5,092
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,081	1,083
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	2,500	2,783
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	2,037	2,035
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	673	683
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20435	815	889
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	2,397	2,390
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.877% 20345	1,795	1,558
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.909% 20193,5	701	699
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.746% 20345	232	207
		6,361,730

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.16%
U.S. Treasury 1.375% 2012	226,240	228,466
U.S. Treasury 4.375% 2012	30,000	30,692
U.S. Treasury 4.875% 2012	75,000	76,488
U.S. Treasury 4.875% 2012	50,000	50,096
U.S. Treasury 0.625% 2013	9,265	9,310
U.S. Treasury 1.125% 2013	7,250	7,344
U.S. Treasury 2.75% 2013	50,000	52,215
U.S. Treasury 3.125% 2013	25,000	26,150
U.S. Treasury 4.25% 2013	122,000	129,587
U.S. Treasury 4.25% 2014	100,000	111,031
U.S. Treasury 1.625% 20156	9,194	10,051
U.S. Treasury 4.25% 2015	75,000	85,201
U.S. Treasury 9.875% 2015	83,820	113,763
U.S. Treasury 10.625% 2015	7,500	10,214
U.S. Treasury 11.25% 2015	120,480	160,499
U.S. Treasury 0.125% 20166	71,429	75,903
U.S. Treasury 0.875% 2016	5,605	5,657
U.S. Treasury 1.00% 2016	41,500	42,218
U.S. Treasury 1.75% 2016	10,000	10,514
U.S. Treasury 2.125% 2016	1,500	1,599
U.S. Treasury 2.625% 2016	51,140	55,545
U.S. Treasury 3.25% 2016	75,000	83,760
U.S. Treasury 7.50% 2016	190,000	251,828
U.S. Treasury 9.25% 2016	96,000	129,993
U.S. Treasury 3.25% 2017	54,230	61,114
U.S. Treasury 8.75% 2017	50,000	70,906
U.S. Treasury 8.875% 2017	100,000	144,090
U.S. Treasury 2.125% 20196	25,521	30,977
U.S. Treasury 8.125% 2019	9,000	13,484
U.S. Treasury 3.50% 2020	25,000	29,000
U.S. Treasury 8.75% 2020	108,370	172,175
U.S. Treasury 8.75% 2020	30,000	47,318
U.S. Treasury 0.625% 20216	7,679	8,464
U.S. Treasury 2.00% 2021	55,000	56,022
U.S. Treasury 2.125% 2021	900	930
U.S. Treasury 3.125% 2021	32,250	36,277
U.S. Treasury 3.625% 2021	10,000	11,693
U.S. Treasury 8.00% 2021	22,500	35,381
U.S. Treasury 8.125% 2021	25,000	39,396
U.S. Treasury 0.125% 20226	62,240	64,909
U.S. Treasury 6.25% 2023	25,000	36,017
U.S. Treasury 7.125% 2023	25,000	38,055
U.S. Treasury 6.875% 2025	25,000	38,644
U.S. Treasury 6.75% 2026	10,100	15,639
U.S. Treasury 4.50% 2036	2,250	2,934
U.S. Treasury 4.375% 2039	61,290	79,110
U.S. Treasury 4.625% 2040	17,100	22,930
U.S. Treasury 3.75% 2041	35,500	41,406
U.S. Treasury 4.75% 2041	446,960	611,951
Fannie Mae, Series 1, 4.75% 2012	75,000	77,776
Fannie Mae 6.125% 2012	251,000	252,857
Fannie Mae 2.50% 2014	25,000	26,214
Fannie Mae 2.75% 2014	50,000	52,554
Fannie Mae 4.625% 2014	25,000	27,847
Fannie Mae 5.00% 2015	25,000	28,618
Fannie Mae 5.375% 2016	10,420	12,513
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	51,726
Federal Home Loan Bank, Series 312, 5.75% 2012	25,000	25,410
Federal Home Loan Bank 3.625% 2013	105,000	111,092
Federal Home Loan Bank 5.50% 2014	82,500	93,298
Freddie Mac 3.00% 2014	40,000	42,460
Freddie Mac 5.00% 2014	40,000	44,414
Freddie Mac 5.50% 2016	14,580	17,586
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,093
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,187
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,060
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,413
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.746% 20125	25,000	25,015
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,178
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,182
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,365
CoBank ACB 7.875% 20183	17,160	20,494
CoBank ACB 1.146% 20223,5	18,690	14,638
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,451
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,427
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824% 20125	15,000	15,076
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,039
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,671
Tennessee Valley Authority, 4.65% 2035	5,080	5,991
		4,579,591

FINANCIALS — 2.89%
Prologis, Inc. 7.625% 2014	24,420	26,765
Prologis, Inc. 6.25% 2017	34,380	37,946
Prologis, Inc. 6.625% 2018	35,930	40,532
Prologis, Inc. 6.625% 2019	6,878	7,703
Prologis, Inc. 7.375% 2019	38,684	45,443
Prologis, Inc. 6.875% 2020	86,100	99,118
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	20,285	21,570
Westfield Group 7.50% 20143	20,000	22,156
Westfield Group 5.75% 20153	26,550	29,257
Westfield Group 5.70% 20163	16,000	17,845
Westfield Group 7.125% 20183	42,395	51,080
Westfield Group 6.75% 20193	22,295	26,399
WEA Finance LLC 4.625% 20213	15,383	16,281
Goldman Sachs Group, Inc. 3.625% 2016	12,000	11,968
Goldman Sachs Group, Inc. 5.25% 2021	64,500	64,600
Goldman Sachs Group, Inc. 5.75% 2022	57,800	60,071
Goldman Sachs Group, Inc. 6.25% 2041	5,000	5,127
Wells Fargo & Co. 2.625% 2016	29,715	30,380
Wells Fargo & Co. 3.676% 2016	10,000	10,668
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	84,806	92,227
JPMorgan Chase & Co. 3.40% 2015	5,000	5,225
JPMorgan Chase & Co. 3.45% 2016	10,000	10,312
JPMorgan Chase & Co. 4.35% 2021	2,500	2,557
JPMorgan Chase & Co. 4.625% 2021	5,000	5,193
JPMorgan Chase & Co. 4.50% 2022	16,750	17,309
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	78,766	85,613
Citigroup Inc. 4.587% 2015	12,810	13,465
Citigroup Inc. 3.953% 2016	12,413	12,776
Citigroup Inc. 4.45% 2017	5,000	5,221
Citigroup Inc. 6.125% 2018	18,445	20,303
Citigroup Inc. 8.50% 2019	21,520	26,346
Citigroup Inc. 4.50% 2022	10,935	10,916
Bank of America Corp., Series L, 3.625% 2016	5,545	5,440
Bank of America Corp. 3.75% 2016	9,770	9,633
Bank of America Corp. 5.75% 2017	12,500	12,893
Bank of America Corp. 5.65% 2018	1,940	1,988
Bank of America Corp. 5.625% 2020	21,265	21,600
Bank of America Corp. 5.875% 2021	10,000	10,297
Bank of America Corp. 5.70% 2022	9,000	9,347
NB Capital Trust IV 8.25% 2027	13,500	13,433
Simon Property Group, LP 6.75% 2014	20,000	22,041
Simon Property Group, LP 4.20% 2015	7,980	8,567
Simon Property Group, LP 2.80% 2017	2,000	2,078
Simon Property Group, LP 5.875% 2017	5,000	5,863
Simon Property Group, LP 6.125% 2018	9,465	11,382
Simon Property Group, LP 4.125% 2021	3,500	3,771
Simon Property Group, LP 4.375% 2021	17,400	18,958
Developers Diversified Realty Corp. 5.375% 2012	15,221	15,390
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,360
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,038
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,269
Developers Diversified Realty Corp. 4.75% 2018	2,750	2,775
Developers Diversified Realty Corp. 7.875% 2020	10,090	11,962
Morgan Stanley 3.80% 2016	13,500	13,134
Morgan Stanley, Series F, 5.625% 2019	43,000	42,881
Morgan Stanley 5.50% 2021	2,000	1,983
Morgan Stanley, Series F, 5.75% 2021	5,000	5,007
Monumental Global Funding 5.50% 20133	23,915	24,934
Monumental Global Funding III 0.767% 20143,5	12,860	12,533
Monumental Global Funding III 5.25% 20143	19,500	20,693
HBOS PLC 6.75% 20183	39,880	35,143
Lloyds TSB Bank PLC 6.375% 2021	13,000	13,940
HBOS PLC 6.00% 20333	9,285	6,548
AXA SA, Series B, junior subordinated 6.379% (undated)3,5	33,835	25,630
AXA SA, junior subordinated 6.463% (undated)3,5	25,400	18,923
CNA Financial Corp. 5.85% 2014	30,000	31,995
CNA Financial Corp. 6.50% 2016	2,500	2,730
CNA Financial Corp. 7.35% 2019	6,000	6,837
Société Générale 5.75% 20163	29,435	27,631
Société Générale 5.20% 20213	13,500	12,827
PNC Funding Corp. 5.40% 2014	10,000	10,880
PNC Funding Corp. 4.25% 2015	6,800	7,434
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)3,5	8,600	6,407
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)3,5	14,300	14,834
Hospitality Properties Trust 6.75% 2013	14,925	15,174
Hospitality Properties Trust 5.125% 2015	3,675	3,773
Hospitality Properties Trust 6.30% 2016	4,050	4,311
Hospitality Properties Trust 6.70% 2018	14,203	15,806
ERP Operating LP 6.584% 2015	3,245	3,587
ERP Operating LP 5.125% 2016	4,445	4,870
ERP Operating LP 5.375% 2016	2,750	3,063
ERP Operating LP 5.75% 2017	6,000	6,839
ERP Operating LP 4.625% 2021	18,125	19,367
UBS AG 5.875% 2017	11,125	12,481
UBS AG 4.875% 2020	13,941	14,538
UBS AG 7.75% 2026	5,500	6,322
BNP Paribas 3.25% 2015	2,500	2,488
BNP Paribas 5.00% 2021	14,850	14,904
BNP Paribas, junior subordinated 7.195% (undated)3,5	16,200	12,960
Kimco Realty Corp. 6.00% 2012	4,062	4,178
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,713
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,218
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,569
Kimco Realty Corp. 4.30% 2018	12,000	12,333
Capital One Bank 6.50% 2013	13,477	14,232
Capital One Capital III 7.686% 20365	14,338	14,481
Liberty Mutual Group Inc. 5.75% 20143	14,000	14,609
Liberty Mutual Group Inc. 6.70% 20163	10,000	10,941
Liberty Mutual Group Inc. 6.50% 20353,7	2,695	2,769
New York Life Global Funding 5.25% 20123	10,000	10,352
New York Life Global Funding 4.65% 20133	4,000	4,188
New York Life Global Funding 1.30% 20153	5,000	5,026
New York Life Global Funding 2.45% 20163	8,000	8,267
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,173
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,065
Royal Bank of Scotland Group PLC 4.375% 2016	4,000	4,058
Royal Bank of Scotland Group PLC 4.70% 2018	1,394	1,091
Royal Bank of Scotland PLC 5.625% 2020	650	672
Royal Bank of Scotland PLC 6.125% 2021	10,000	10,774
Barclays Bank PLC 5.125% 2020	2,675	2,863
Barclays Bank PLC 5.14% 2020	24,025	23,080
MetLife Global Funding I 5.125% 20133	4,305	4,514
MetLife Global Funding I 5.125% 20143	15,000	16,309
MetLife Global Funding I 2.00% 20153	2,500	2,527
MetLife Global Funding I 2.50% 20153	2,500	2,555
ACE INA Holdings Inc. 5.875% 2014	5,000	5,504
ACE INA Holdings Inc. 2.60% 2015	6,275	6,489
ACE INA Holdings Inc. 5.70% 2017	2,750	3,229
ACE Capital Trust II 9.70% 2030	7,210	9,619
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,066
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,348
Berkshire Hathaway Inc. 2.20% 2016	3,000	3,105
Berkshire Hathaway Inc. 1.90% 2017	5,000	5,087
Berkshire Hathaway Inc. 3.75% 2021	3,500	3,717
Northern Trust Corp. 4.625% 2014	8,475	9,168
Northern Trust Corp. 5.85% 20173	10,150	11,759
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,059
HVB Funding Trust I, junior subordinated 8.741% 20313	14,771	12,112
HVB Funding Trust III, junior subordinated 9.00% 20313	6,394	5,243
QBE Capital Funding II LP 6.797% (undated)3,5	19,900	17,245
UnumProvident Finance Co. PLC 6.85% 20153	1,885	2,094
Unum Group 7.125% 2016	11,020	12,734
SLM Corp. 6.25% 2016	1,000	1,022
SLM Corp. 6.00% 2017	13,000	13,097
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,313
PRICOA Global Funding I 5.30% 20133	2,500	2,640
Prudential Financial, Inc. 4.50% 2021	2,000	2,115
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,537
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,580
Brandywine Operating Partnership, LP 4.95% 2018	3,845	3,861
Standard Chartered PLC 3.85% 20153	7,000	7,243
Standard Chartered PLC 3.20% 20163	5,000	5,019
Lazard Group LLC 7.125% 2015	11,250	12,091
American Tower Corp. 7.00% 2017	10,000	11,417
Santander Issuances, SA Unipersonal 6.50% 20193,5	12,700	11,395
USAA Capital Corp 1.05% 20143	8,500	8,467
USAA Capital Corp 2.25% 20163	2,500	2,543
American Express Co. 6.15% 2017	9,080	10,655
UDR, Inc., Series A, 5.25% 2015	8,975	9,551
Discover Financial Services 6.45% 2017	3,057	3,266
Discover Financial Services 10.25% 2019	4,334	5,451
Chubb Corp., junior subordinated 6.375% 20675	7,500	7,688
HSBC Holdings PLC 4.125% 20203	2,237	2,277
HSBC Holdings PLC 4.875% 2022	5,000	5,390
Intesa Sanpaolo SpA 6.50% 20213	8,065	7,460
NASDAQ OMX Group, Inc. 5.25% 2018	6,800	7,300
BBVA Bancomer SA 4.50% 20163	3,725	3,766
BBVA Bancomer SA 6.50% 20213	1,500	1,499
Bank of Nova Scotia 2.55% 2017	5,000	5,103
Principal Life Insurance Co. 6.25% 20123	5,000	5,010
Nordea Bank, Series 2, 3.70% 20143	3,000	3,073
American International Group, Inc. 4.875% 2016	3,000	3,049
Entertainment Properties Trust 7.75% 2020	2,750	2,981
Regions Financial Corp. 6.375% 2012	1,960	1,994
		2,150,852

ENERGY — 1.30%
Gazprom OJSC 5.092% 20153	1,500	1,554
Gazprom OJSC 8.146% 2018	21,850	25,565
Gazprom OJSC, Series 9, 6.51% 2022	61,680	65,381
Gazprom OJSC 7.288% 2037	84,880	92,413
Gazprom OJSC 7.288% 20373	3,810	4,148
Kinder Morgan Energy Partners LP 5.85% 2012	15,907	16,382
Kinder Morgan Energy Partners LP 7.125% 2012	7,500	7,552
Kinder Morgan Energy Partners LP 5.00% 2013	5,985	6,334
Kinder Morgan Energy Partners LP 5.125% 2014	37,210	40,202
Kinder Morgan Energy Partners LP 3.50% 2016	3,558	3,748
Kinder Morgan Energy Partners LP 6.00% 2017	5,375	6,150
Kinder Morgan Energy Partners LP 5.30% 2020	7,000	7,674
Kinder Morgan Energy Partners LP 6.95% 2038	7,500	8,668
Anadarko Petroleum Corp. 5.95% 2016	2,500	2,874
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,774
Anadarko Petroleum Corp. 8.70% 2019	30,880	40,531
Anadarko Petroleum Corp. 6.45% 2036	31,430	37,674
Enbridge Inc. 5.80% 2014	38,000	41,837
Enbridge Inc. 4.90% 2015	11,310	12,241
Enbridge Inc. 5.60% 2017	6,940	7,922
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,041
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,850	28,602
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,696
Enbridge Energy Partners, LP 4.20% 2021	5,000	5,318
PTT Exploration & Production Ltd 5.692% 20213	40,980	44,152
BP Capital Markets PLC 3.125% 2012	34,485	34,583
BP Capital Markets PLC 5.25% 2013	1,665	1,794
Shell International Finance BV 4.00% 2014	9,850	10,575
Shell International Finance BV 3.10% 2015	13,500	14,569
Shell International Finance BV 4.30% 2019	7,215	8,430
Shell International Finance BV 4.375% 2020	1,750	2,070
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,750
Williams Partners L.P. 4.125% 2020	5,000	5,151
Transocean Inc. 5.05% 2016	15,500	16,632
Transocean Inc. 6.375% 2021	11,000	12,506
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,446
TransCanada PipeLines Ltd., junior subordinated 6.35% 20675	15,000	15,186
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,363
Ras Laffan Liquefied Natural Gas III 5.50% 20143	4,800	5,148
Ras Laffan Liquefied Natural Gas III 6.75% 20193	500	594
Ras Laffan Liquefied Natural Gas II 5.298% 20203,4	15,128	16,300
StatoilHydro ASA 2.90% 2014	6,205	6,559
StatoilHydro ASA 1.80% 2016	2,700	2,765
StatoilHydro ASA 5.25% 2019	4,750	5,637
Statoil ASA 3.15% 2022	11,550	12,095
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,059
Pemex Project Funding Master Trust 4.875% 20223	5,200	5,383
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,988
BG Energy Capital PLC 2.875% 20163	9,785	10,208
BG Energy Capital PLC 4.00% 20213	13,500	14,512
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,4	18,909	19,287
Woodside Finance Ltd. 4.60% 20213	18,280	18,951
Chevron Corp. 3.95% 2014	3,250	3,479
Chevron Corp. 4.95% 2019	12,460	15,023
Total Capital Canada Ltd. 1.625% 2014	10,000	10,249
Total Capital SA 3.00% 2015	1,750	1,868
Total Capital SA 3.125% 2015	3,025	3,245
Total Capital SA 4.45% 2020	2,000	2,274
Husky Energy Inc. 6.25% 2012	4,345	4,429
Husky Energy Inc. 5.90% 2014	2,000	2,195
Husky Energy Inc. 6.20% 2017	3,585	4,216
Husky Energy Inc. 7.25% 2019	4,500	5,680
Energy Transfer Partners, L.P. 5.20% 2022	13,855	14,671
Enterprise Products Operating LLC 5.20% 2020	4,500	5,063
Enterprise Products Operating LLC 4.05% 2022	7,500	7,770
Devon Energy Corp. 5.625% 2014	11,000	12,037
Spectra Energy Partners, LP 2.95% 2016	5,875	6,031
Spectra Energy Partners 4.60% 2021	3,970	4,212
Reliance Holdings Ltd. 4.50% 20203	8,650	8,161
Reliance Holdings Ltd. 4.50% 2020	1,000	943
Canadian Natural Resources Ltd. 3.45% 2021	4,240	4,493
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	4,250	4,472
Petrobras International Finance Co. 3.875% 2016	2,500	2,573
Petrobras International 5.375% 2021	1,250	1,317
Noble Energy, Inc. 4.15% 2021	3,000	3,128
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4	1,901	1,985
		962,488

TELECOMMUNICATION SERVICES — 0.80%
Sprint Nextel Corp. 11.50% 20213	$131,075	$135,990
MTS International Funding Ltd. 8.625% 20203	92,595	105,095
MTS International Funding Ltd. 8.625% 2020	17,225	19,550
Verizon Communications Inc. 7.375% 2013	20,000	22,288
Verizon Communications Inc. 2.00% 2016	33,690	34,430
Verizon Communications Inc. 5.50% 2017	20,000	23,547
Verizon Communications Inc. 8.75% 2018	6,000	8,337
Verizon Communications Inc. 3.50% 2021	23,400	24,545
Vodafone Group PLC 5.375% 2015	3,000	3,360
Vodafone Group PLC, Term Loan, 6.875% 20154,7,8,9	53,516	53,650
Vodafone Group PLC 5.75% 2016	6,475	7,576
Vodafone Group PLC 5.625% 2017	23,950	28,395
América Móvil, SAB de CV 2.375% 2016	9,000	9,164
América Móvil, SAB de CV 8.46% 2036	MXN286,500	21,509
AT&T Inc. 2.40% 2016	$6,550	6,805
AT&T Inc. 2.95% 2016	7,300	7,744
AT&T Inc. 3.875% 2021	6,500	6,997
Deutsche Telekom International Finance BV 3.125% 20163	2,500	2,574
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,194
Telecom Italia Capital SA 4.95% 2014	907	891
Telecom Italia Capital SA 6.175% 2014	6,593	6,643
Telecom Italia Capital SA 6.999% 2018	10,000	10,075
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,085
Koninklijke KPN NV 8.375% 20301	11,140	14,716
France Télécom 2.75% 2016	3,000	3,095
France Télécom 4.125% 2021	3,000	3,125
		594,380

CONSUMER DISCRETIONARY — 0.69%
Staples, Inc. 9.75% 2014	72,826	83,499
Time Warner Inc. 5.875% 2016	48,600	57,494
Time Warner Companies, Inc. 7.25% 2017	2,500	3,093
Time Warner Inc. 4.75% 2021	5,250	5,826
Time Warner Cable Inc. 7.50% 2014	17,775	20,077
Time Warner Cable Inc. 8.25% 2014	2,000	2,269
Time Warner Cable Inc. 8.75% 2019	8,175	10,770
Time Warner Cable Inc. 5.00% 2020	10,000	11,202
Time Warner Cable Inc. 4.00% 2021	6,800	7,132
Comcast Corp. 5.85% 2015	10,000	11,502
Comcast Corp. 6.30% 2017	11,375	13,710
Comcast Corp. 6.45% 2037	3,000	3,691
Comcast Corp. 6.40% 2038	11,810	14,446
Comcast Corp. 6.40% 2040	3,000	3,833
NBCUniversal Media, LLC 2.10% 2014	26,250	26,716
NBCUniversal Media, LLC 5.15% 2020	2,500	2,870
NBCUniversal Media, LLC 4.375% 2021	9,500	10,341
News America Holdings Inc. 9.25% 2013	5,200	5,588
News America Holdings Inc. 8.00% 2016	2,000	2,469
News America Inc. 4.50% 2021	11,500	12,534
News America Inc. 6.65% 2037	9,600	11,574
Target Corp. 6.00% 2018	24,000	29,544
Walt Disney Co. 4.70% 2012	10,000	10,349
Walt Disney Co. 0.875% 2014	15,000	15,107
Daimler Finance NA LLC 1.95% 20143	10,000	9,991
Daimler Finance NA LLC 3.00% 20163	11,000	11,234
Cox Communications, Inc. 7.125% 2012	7,335	7,656
Cox Communications, Inc. 4.625% 2013	5,495	5,784
Cox Communications, Inc. 5.45% 2014	880	979
Macy’s Retail Holdings, Inc. 7.875% 20155	3,000	3,528
Federated Department Stores, Inc. 7.45% 2017	3,420	4,180
Macy’s Retail Holdings, Inc. 3.875% 2022	2,175	2,235
Federated Department Stores, Inc. 6.90% 2029	3,177	3,845
Marriott International, Inc., Series I, 6.375% 2017	11,250	13,041
Johnson Controls, Inc. 1.75% 2014	12,500	12,655
Home Depot, Inc. 4.40% 2021	10,000	11,504
J.C. Penney Co., Inc. 7.65% 2016	4,550	5,033
J.C. Penney Co., Inc. 5.75% 2018	3,000	3,075
J.C. Penney Co., Inc. 5.65% 2020	2,000	2,015
Thomson Reuters Corp. 6.50% 2018	7,500	9,238
WPP Finance 2010 4.75% 20213	8,750	9,013
Marks and Spencer Group PLC 6.25% 20173	6,729	7,185
Mattel, Inc. 2.50% 2016	5,000	5,084
Banque PSA Finance 5.75% 20213	5,000	4,451
Harley-Davidson, Inc. 2.70% 20173	3,750	3,766
Lowe’s Companies, Inc. 3.80% 2021	2,500	2,704
Volkswagen International Finance NV 4.00% 20203	1,500	1,573
		515,405

HEALTH CARE — 0.68%
Roche Holdings Inc. 5.00% 20143	13,850	15,044
Roche Holdings Inc. 6.00% 20193	38,000	46,912
Schering-Plough Corp. 6.00% 2017	42,500	53,107
Express Scripts Inc. 5.25% 2012	11,485	11,668
Express Scripts Inc. 2.75% 20143	2,000	2,044
Express Scripts Inc. 6.25% 2014	13,837	15,174
Express Scripts Inc. 3.125% 2016	7,406	7,676
Express Scripts Inc. 3.50% 20163	2,000	2,060
Express Scripts Inc. 4.75% 20213	13,000	13,794
Gilead Sciences, Inc. 2.40% 2014	9,015	9,335
Gilead Sciences, Inc. 3.05% 2016	18,215	19,118
Gilead Sciences, Inc. 4.40% 2021	7,450	8,087
Biogen Idec Inc. 6.00% 2013	33,500	35,163
Biogen Idec Inc. 6.875% 2018	1,000	1,226
WellPoint, Inc. 5.25% 2016	2,500	2,825
WellPoint, Inc. 5.875% 2017	26,080	30,505
Pfizer Inc 6.20% 2019	26,000	32,779
UnitedHealth Group Inc. 5.50% 2012	4,121	4,273
UnitedHealth Group Inc. 4.875% 2013	5,000	5,213
UnitedHealth Group Inc. 1.875% 2016	1,565	1,591
UnitedHealth Group Inc. 6.00% 2017	2,050	2,459
UnitedHealth Group Inc. 3.875% 2020	2,900	3,144
UnitedHealth Group Inc. 4.70% 2021	13,225	15,254
Novartis Securities Investment Ltd. 5.125% 2019	26,000	31,129
Cardinal Health, Inc. 5.50% 2013	15,815	16,724
Cardinal Health, Inc. 4.00% 2015	3,410	3,675
Cardinal Health, Inc. 5.80% 2016	5,000	5,854
Amgen Inc. 2.30% 2016	5,000	5,073
Amgen Inc. 3.875% 2021	17,750	18,538
AstraZeneca PLC 5.40% 2012	18,000	18,565
Boston Scientific Corp. 6.00% 2020	15,900	18,141
Sanofi 0.884% 20145	10,000	10,009
Sanofi 1.20% 2014	5,000	5,063
McKesson Corp. 3.25% 2016	5,100	5,433
McKesson Corp. 4.75% 2021	2,000	2,299
Johnson & Johnson 0.547% 20145	7,500	7,538
Baxter International Inc. 1.85% 2017	6,825	6,985
DENTSPLY International Inc. 1.957% 20135	5,000	5,037
Amerisource Bergen 3.50% 2021	3,500	3,719
		502,233

CONSUMER STAPLES — 0.58%
Altria Group, Inc. 9.70% 2018	36,495	50,349
Altria Group, Inc. 9.25% 2019	11,350	15,483
Altria Group, Inc. 4.75% 2021	11,500	12,753
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,074
Anheuser-Busch InBev NV 0.927% 20145	3,785	3,783
Anheuser-Busch InBev NV 1.50% 2014	3,500	3,551
Anheuser-Busch InBev NV 3.625% 2015	3,000	3,221
Anheuser-Busch InBev NV 4.125% 2015	20,000	21,806
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,467
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,936
Kroger Co. 6.75% 2012	1,000	1,012
Kroger Co. 5.00% 2013	2,500	2,614
Kroger Co. 6.40% 2017	31,300	37,701
SABMiller Holdings Inc. 1.85% 20153	4,000	4,015
SABMiller Holdings Inc. 2.45% 20173	21,725	22,227
SABMiller Holdings Inc. 3.75% 20223	12,500	13,050
Delhaize Group 5.875% 2014	10,107	10,932
Delhaize Group 6.50% 2017	19,210	22,542
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,277
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20154	10,089	11,186
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,709
PepsiCo, Inc. 3.10% 2015	5,000	5,347
PepsiCo, Inc. 2.50% 2016	20,000	21,140
Safeway Inc. 5.00% 2019	10,000	10,733
Safeway Inc. 3.95% 2020	15,505	15,652
Coca-Cola Co. 1.50% 2015	8,825	9,048
Coca-Cola Co. 1.80% 2016	9,000	9,293
Coca-Cola Co. 3.15% 2020	4,500	4,821
Pernod Ricard SA 2.95% 20173	17,000	17,332
Pernod Ricard SA 4.45% 20223	5,500	5,762
Kraft Foods Inc. 2.625% 2013	2,555	2,606
Kraft Foods Inc. 6.125% 2018	3,500	4,188
Kraft Foods Inc. 5.375% 2020	5,000	5,853
Tesco PLC 5.50% 20173	9,058	10,571
General Mills, Inc. 0.811% 20145	10,000	10,002
Philip Morris International Inc. 2.90% 2021	5,500	5,632
Lorillard Tobacco Co. 3.50% 2016	5,000	5,130
		429,798

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.57%
United Mexican States Government, Series M30, 10.00% 2036	MXN855,700	85,826
German Government, Series 8, 4.75% 2040	€31,260	59,650
Netherlands Government Eurobond 3.75% 2042	35,923	58,530
Australia Government Agency-Guaranteed, National Australia Bank 1.083% 20143,5	$25,000	25,124
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	26,750	27,736
France Government Agency-Guaranteed, Société Finance 2.25% 20123	29,365	29,511
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,417
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	10,000	10,058
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	14,350	15,186
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.074% 20143,5	20,000	20,201
Hungarian Government 6.25% 2020	8,140	7,570
Hungarian Government, Series 20A, 7.50% 2020	HUF2,118,970	8,637
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	$15,000	15,061
Denmark Government Agency-Guaranteed, Danske Bank 0.856% 20123,5	15,000	15,006
Polish Government, Series 1021, 5.75% 2021	PLN25,000	7,860
Polish Government 5.00% 2022	$5,000	5,095
Corporación Andina de Fomento 6.875% 2012	10,000	10,066
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,375	9,420
Croatian Government 6.75% 2019	2,650	2,521
Bermudan Government 5.603% 2020	2,000	2,228
		425,703

INDUSTRIALS — 0.50%
General Electric Capital Corp., Series A, 2.15% 2015	3,000	3,069
General Electric Capital Corp. 2.90% 2017	30,500	31,423
General Electric Corp. 5.25% 2017	5,870	6,871
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,164
General Electric Capital Corp. 4.375% 2020	7,500	7,860
General Electric Capital Corp. 4.65% 2021	16,000	16,949
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	6,860	7,152
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	3,670	3,917
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	7,229	7,554
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	12,390	13,490
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	11,493	12,685
Burlington Northern Santa Fe LLC 7.00% 2014	21,215	23,690
Burlington Northern Santa Fe LLC 5.65% 2017	4,024	4,717
Burlington Northern Santa Fe LLC 3.45% 2021	2,500	2,598
BNSF Funding Trust I 6.613% 20555	6,700	6,917
Canadian National Railway Co. 4.95% 2014	4,175	4,518
Canadian National Railway Co. 5.55% 2018	26,000	31,257
Koninklijke Philips Electronics NV 4.625% 2013	25,950	27,057
Union Pacific Corp. 5.125% 2014	11,495	12,429
Union Pacific Corp. 4.00% 2021	2,000	2,178
Union Pacific Corp. 4.163% 2022	9,865	10,849
Atlas Copco AB 5.60% 20173	17,290	19,680
Danaher Corp. 1.30% 2014	9,500	9,670
Danaher Corp. 2.30% 2016	4,000	4,183
Danaher Corp. 3.90% 2021	3,000	3,373
Volvo Treasury AB 5.95% 20153	15,450	16,539
Norfolk Southern Corp. 5.75% 2016	11,680	13,627
Norfolk Southern Corp. 3.25% 2021	2,000	2,072
Hutchison Whampoa International Ltd. 6.50% 20133	11,800	12,325
United Technologies Corp. 4.50% 2020	8,855	10,253
Waste Management, Inc. 5.00% 2014	890	958
Waste Management, Inc. 2.60% 2016	7,945	8,143
Lockheed Martin Corp. 2.125% 2016	6,000	6,039
Lockheed Martin Corp. 3.35% 2021	2,500	2,548
John Deere Capital Corp. 1.25% 2014	5,000	5,072
John Deere Capital Corp. 2.00% 2017	1,250	1,292
Republic Services, Inc. 3.80% 2018	5,000	5,352
Caterpillar Financial Services Corp., Series F, 4.85% 2012	290	301
Caterpillar Financial Services Corp. 1.125% 2014	3,000	3,027
Odebrecht Finance Ltd 7.00% 2020	1,950	2,121
BAE Systems Holdings Inc. 4.95% 20143	1,375	1,452
		370,371

UTILITIES — 0.49%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	8,831	10,256
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	6,995	8,071
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,020	33,331
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	5,152
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	12,459
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,628
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,640	2,966
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,890
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	20,804
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,519
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,563
CenterPoint Energy Resources Corp. 4.50% 2021	29,496	31,818
Allegheny Energy Supply Co., LLC 8.25% 20123	10,920	11,062
Pennsylvania Electric Co. 6.05% 2017	3,000	3,479
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	29,281
Teco Finance, Inc. 6.75% 2015	28,392	31,855
Teco Finance, Inc. 4.00% 2016	1,542	1,636
Teco Finance, Inc. 5.15% 2020	1,700	1,939
National Grid PLC 6.30% 2016	20,725	23,931
Pacific Gas and Electric Co. 6.25% 2013	18,000	19,761
MidAmerican Energy Co. 5.95% 2017	14,000	16,779
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,216
Public Service Co. of Colorado 5.80% 2018	4,850	5,941
Public Service Co. of Colorado 5.125% 2019	4,350	5,201
Entergy Louisiana, LLC 1.875% 2014	5,375	5,413
Entergy Corp. 4.70% 2017	5,000	5,168
Constellation Energy Group, Inc. 4.55% 2015	2,557	2,767
Constellation Energy Group, Inc. 5.15% 2020	6,443	7,208
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,750	3,753
National Rural Utilities Cooperative Finance Corp. 3.05% 2022	4,750	4,824
PSEG Power LLC 2.75% 2016	6,770	6,894
Ohio Power Co., Series M, 5.375% 2021	4,624	5,446
Duke Energy Carolinas, LLC. 1.75% 2016	5,000	5,092
Electricité de France SA 4.60% 20203	4,500	4,693
Wisconsin Electric Power Co. 2.95% 2021	3,610	3,727
		360,523

MATERIALS — 0.39%
Dow Chemical Co. 7.60% 2014	60,200	68,419
Dow Chemical Co. 5.70% 2018	1,400	1,643
Dow Chemical Co. 4.125% 2021	7,500	7,915
POSCO 4.25% 20203	56,300	55,134
ArcelorMittal 5.375% 2013	9,500	9,830
ArcelorMittal 3.75% 2016	4,825	4,856
ArcelorMittal 9.85% 2019	4,750	5,611
ArcelorMittal 5.25% 2020	2,000	1,960
ArcelorMittal 5.50% 2021	14,000	13,717
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	4,985
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,818
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,920	15,227
Xstrata Canada Financial Corp. 2.85% 20143	5,000	5,101
Xstrata Canada Financial Corp. 3.60% 20173	8,000	8,283
Xstrata Canada Financial Corp. 4.95% 20213	4,000	4,282
Ecolab Inc. 2.375% 2014	1,250	1,297
Ecolab Inc. 3.00% 2016	8,725	9,239
Ecolab Inc. 4.35% 2021	1,500	1,658
International Paper Co. 7.95% 2018	9,550	11,939
Teck Resources Ltd. 3.15% 2017	3,950	4,107
Teck Resources Ltd. 6.25% 2041	5,000	5,903
Cliffs Natural Resources Inc. 4.875% 2021	9,000	9,306
Newcrest Finance Pty Ltd. 4.45% 20213	7,640	7,749
E.I. du Pont de Nemours and Co. 5.00% 2013	404	421
E.I. du Pont de Nemours and Co. 0.994% 20145	2,500	2,513
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,776
Arbermarle Corp. 5.10% 2015	3,500	3,775
ICI Wilmington, Inc. 5.625% 2013	3,500	3,701
Georgia-Pacific Corp. 5.40% 20203	2,500	2,833
Yara International ASA 7.875% 20193	2,225	2,791
Airgas, Inc. 7.125% 2018	1,800	1,968
Praxair, Inc. 4.375% 2014	1,000	1,076
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	444
		287,277

ASSET-BACKED OBLIGATIONS4 — 0.37%
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, 0.425% 20365	15,677	11,366
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.425% 20375	5,430	3,947
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.435% 20375	39,543	28,783
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	24,936	25,090
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	10,930	11,089
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,715	1,727
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,577
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.436% 20375	27,919	20,560
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	20,000	20,056
Chase Issuance Trust, Series 2007-A9, Class A, 0.315% 20145	20,000	19,998
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,204
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,638
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	12,223	13,307
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	11,304	10,585
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	1,636	1,638
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	3,798	3,801
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20133	2,888	2,891
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	2,064	2,067
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	9,807
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	7,514	7,898
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	6,297	6,501
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,129
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	5,068	4,762
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	876	902
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,422	2,487
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.585% 20193,5	1,879	1,835
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.076% 20345	1,158	789
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.176% 20345	900	489
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,025	1,073
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	585	596
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	146	146
		278,738

INFORMATION TECHNOLOGY — 0.16%
Electronic Data Systems Corp., Series B, 6.00% 20135	10,000	10,671
Hewlett-Packard Co. 0.923% 20145	12,000	11,696
Hewlett-Packard Co. 1.55% 2014	7,000	6,995
Hewlett-Packard Co. 2.625% 2014	7,000	7,146
Hewlett-Packard Co. 4.30% 2021	1,350	1,415
Hewlett-Packard Co. 4.65% 2021	1,000	1,079
National Semiconductor Corp. 6.15% 2012	21,305	21,738
National Semiconductor Corp. 6.60% 2017	10,000	12,256
International Business Machines Corp. 1.95% 2016	15,225	15,769
International Business Machines Corp. 2.00% 2016	5,000	5,190
International Business Machines Corp. 5.70% 2017	3,000	3,671
Cisco Systems, Inc. 0.794% 20145	15,000	15,033
Google Inc. 1.25% 2014	7,500	7,655
Xerox Corp. 6.40% 2016	1,456	1,651
Xerox Corp. 6.75% 2017	280	323
		122,288

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	7,500	8,144
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	5,200	5,022
		13,166

Total bonds & notes (cost: $17,087,218,000)		17,954,543

Short-term securities — 6.06%

Freddie Mac 0.06%–0.17% due 2/13–10/1/2012	1,619,813	1,619,320
Fannie Mae 0.07%–0.21% due 2/6–10/16/2012	1,186,585	1,186,221
Federal Home Loan Bank 0.10%–0.32% due 2/10–12/10/2012	809,785	809,535
Jupiter Securitization Co., LLC 0.13%–0.18% due 2/13–2/27/20123	126,200	126,186
Chariot Funding, LLC 0.18% due 2/14/20123	40,000	39,998
JPMorgan Chase & Co. 0.25% due 7/25/2012	15,300	15,292
Straight-A Funding LLC 0.19% due 2/10–4/16/20123	165,000	164,971
U.S. Treasury Bills 0.046%–0.155% due 4/19–5/3/2012	129,700	129,688
General Electric Capital Services, Inc. 0.12% due 2/16/2012	100,000	99,995
General Electric Co. 0.04%–0.09% due 2/1–2/28/2012	19,200	19,199
Merck & Co. Inc. 0.07% due 2/9/20123	100,000	99,999
Private Export Funding Corp. 0.10%–0.15% due 2/14–5/11/20123	70,600	70,559
Federal Farm Credit Banks 0.08% due 3/23/2012	50,000	49,996
Coca-Cola Co. 0.15% due 4/16/20123	50,000	49,989
Variable Funding Capital Company LLC 0.21% due 2/17/20123	20,000	19,997

Total short-term securities (cost: $4,500,193,000)		4,500,945

Total investment securities (cost: $71,871,851,000)		75,996,506
Other assets less liabilities		(1,676,930)

Net assets		$74,319,576

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,599,845,000, which represented 3.50% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $56,419,000, which represented .08% of the net assets of the fund.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,650,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2012 (000)

SSE PLC	50,310,211	10,203,389	—	60,513,600	$22,682	$1,166,220
Koninklijke KPN NV	41,254,549	33,107,853	—	74,362,402	—	815,120
Koninklijke KPN NV 8.375% 2030	$11,140,000	—	—	$11,140,000	222	14,716
Link Real Estate Investment Trust	117,175,000	—	—	117,175,000	9,493	426,830
Darden Restaurants, Inc.	4,141,565	2,512,435	—	6,654,000	2,861	305,219
Sydney Airport	101,375,073	—	—	101,375,073	92,079	287,358
Elisa Oyj, Class A	9,477,450	1,000,000	—	10,477,450	—	220,377
RPM International, Inc.	8,340,000	—	—	8,340,000	1,793	208,750
Fidelity National Financial, Inc.	11,279,900	—	—	11,279,900	1,354	205,181
Siliconware Precision Industries Co., Ltd.	173,970,300	—	—	173,970,300	—	199,915
William Hill PLC	39,536,488	—	—	39,536,488	—	139,992
R.R. Donnelley & Sons Co.*	6,071,000	6,135,957	—	12,206,957	4,752	138,671
CapitaCommercial Trust	129,709,300	30,000,000	—	159,709,300	4,287	136,493
Ratchaburi Electricity
Generating Holding PCL	94,250,000	—	—	94,250,000	—	134,099
VTech Holdings Ltd.	13,454,000	—	836,800	12,617,200	2,153	131,536
Greene King PLC	14,073,299	—	—	14,073,299	1,477	109,132
Hays PLC	89,975,129	—	—	89,975,129	—	101,162
Electricity Generating PCL	29,013,628	3,746,900	—	32,760,528	—	96,931
Frasers Centrepoint Trust	47,864,000	—	—	47,864,000	851	54,605
Astoria Financial Corp.	6,405,000	—	—	6,405,000	833	53,354
CapitaRetail China Trust	43,545,000	—	—	43,545,000	—	42,581
Ekornes ASA	1,980,425	10,426	—	1,990,851	—	38,684
Cache Logistics Trust	41,000,000	—	—	41,000,000	1,224	32,106
Mapletree Industrial Trust†	84,753,000	—	10,030,000	74,723,000	559	—
					$146,620	$5,059,032

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2011; it was not publicly disclosed.
†Unaffiliated issuer at 1/31/2012.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of January 31, 2012, the fund had an open forward currency contract to sell currency, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		depreciation at
	Settlement date	Counterparty	Receive	Deliver	1/31/2012

Sales:
Euros	2/24/2012	JPMorgan Chase	$41,577	€32,500	$(936)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$10,724,420	$—	$—	$10,724,420
Telecommunication services	7,788,763	—	—	7,788,763
Utilities	6,610,292	—	—	6,610,292
Financials	6,397,628	—	—	6,397,628
Health care	4,701,579	—	—	4,701,579
Energy	4,503,672	—	—	4,503,672
Industrials	3,045,639	—	—	3,045,639
Consumer discretionary	2,607,966	—	—	2,607,966
Information technology	2,377,059	—	—	2,377,059
Materials	1,556,888	—	—	1,556,888
Miscellaneous	3,018,353	—	—	3,018,353
Preferred stocks	27,167	34,249	—	61,416
Convertible securities	98,377	48,966	—	147,343
Bonds & notes:
Mortgage-backed obligations	—	6,361,730	—	6,361,730
Corporate bonds & notes	—	6,241,965	53,650	6,295,615
Bonds & notes of U.S. government &
government agencies	—	4,579,591	—	4,579,591
Bonds & notes of governments &
government agencies outside the U.S.	—	425,703	—	425,703
Asset-backed obligations	—	278,738	—	278,738
Municipals	—	13,166	—	13,166
Short-term securities	—	4,500,945	—	4,500,945
Total	$53,457,803	$22,485,053	$53,650	$75,996,506

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(936)	$—	$(936)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2012 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	11/1/2011	depreciation	1/31/2012

Investment securities	$53,784	$(134)	$53,650

Net unrealized depreciation during the period on Level 3 investment securities held at January 31, 2012 (dollars in thousands):			$(134)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$7,572,420
Gross unrealized depreciation on investment securities	(4,513,105)
Net unrealized appreciation on investment securities	3,059,315
Cost of investment securities for federal income tax purposes	72,937,191

Key to abbreviations and symbols

ADR = American Depositary Receipts
CAD = Canadian dollars
€ = Euros
£ = British pounds
HUF = Hungarian forints
MXN = Mexican pesos
PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0312O-S29440

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 30, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: March 30, 2012